Nature of expense (Tables)	12 Months Ended
Dec. 31, 2025
Nature of expenses
Schedule of research and development expense

	2025	2024
	$	$
	(Restated – see Note 4)	(Restated – see Note 4)
Research and Development Expenses
Amortization of intangible asset	55,795	55,795
Preclinical development	726,790	2,085,692
Chemistry, manufacturing and controls	3,391,560	1,571,048
Licensing and patent legal fees	449,183	535,066
Clinical and regulatory	2,924,649	5,845,332
Salaries and benefits	4,356,192	3,702,721
Stock-based compensation	1,128,814	1,003,970
Other research and development	433,249	705,722
	13,466,234	15,505,346

Schedule of general and administrative expense

	2025	2024
	$	$
	(Restated – see Note 4)	(Restated – see Note 4)
General and Administration Expenses
Depreciation expense	—	28,003
Legal, professional and finance	2,236,274	831,755
Investor and public relations	1,423,329	1,238,152
Salaries and benefits	2,941,903	1,958,369
Stock-based compensation	2,474,805	3,526,021
Other general and administrative	745,413	578,770
	9,821,724	8,161,070